Equity (Details 3)	Mar. 31, 2013	Dec. 31, 2012
Number of Warrants	98,370,113	99,870,113
Year 2013 [Member]
Number of Warrants	7,396,554	8,896,554
Year 2014 [Member]
Number of Warrants	6,159,436	6,159,436
Year 2015 [Member]
Number of Warrants	6,188,879	6,188,879
Year 2016 [Member]
Number of Warrants	42,795,244	42,795,244
Year 2017 [Member]
Number of Warrants	34,487,500
After Year 2017 [Member]
Number of Warrants	1,342,500	35,830,000